Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of consolidation of variable interest entity
	June 30, 2020	June 30, 2019
ASSETS
Cash	$362,384	$307,320
Short-term investments	2,266,069	4,078,244
Inventories	1,403,582	-
Loan due from a third party	2,222,191	-
Other current assets	292,917	551,299
Property and equipment, net	1,315,326	604,095
Deposits for plant, property and equipment	849,245	665,380
Right of use assets	553,904	-
Other noncurrent assets	159,434	278,786
Total Assets	$9,425,052	$6,485,124
	-
Due to MYT*	$7,270,932	$6,943,194
Other current liabilities	885,515	262,034
Total Liabilities	$8,156,447	$7,205,228

*	Payable due to MYT is eliminated upon consolidation.

	For the Years Ended June 30,
	2020	2019	2018

Revenue	$865,705	$401,814	$-
Net loss	(1,590,339)	(724,687)	-

Schedule of property and equipment estimated useful lives
Electronic equipment	5 years
Office equipment	5 – 10 years
Vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of intangible assets
Trademark	10 years

Schedule of revenue recognition
	For the Years Ended June 30,
	2020	2019	2018

Sales of tea products, beverages and light meals in retail shop chains	$448,000	$401,814	$-
Sales of dark tea products	417,705	-	-
	$865,705	$401,814	$-